THE ADVISORS' INNER CIRCLE FUND

                               CB Core Equity Fund

      Supplement dated March 7, 2007 to the Prospectus dated March 1, 2007

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
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Effective March 7, 2007, the CB Core Equity Fund is closed to investments by new and existing shareholders, other than additional investments by shareholders currently enrolled in automatic investment programs or through qualified retirement accounts.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE





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